SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008	May. 16, 2011	Mar. 01, 2008
Schedule of Significant Accounting Policies [Line Items]
Provision for obsolete, slow-moving and damaged inventory
Expiration of lease period for parcels of land held under land use rights	50 years
Useful live for finite-lived intangible assets	10 years
Research and development expense	$ 320,527	$ 320,255	$ 436,189
Accumulated impairment of long lived assets
Amount accrued for uncertain tax positions
Value added tax percentage on sales of goods in the PRC	17.00%
Contributions made to appropriate local defined contribution retirement schemes pursuant to the relevant labor rules and regulations in the PRC	$ 156,132	$ 188,009	$ 223,279
Ordinary share, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary share, par value	$ 0.000256	$ 0.000256	$ 0.000256
Number of authorized ordinary shares after amendment						39,062,500
Number of ordinary shares each stockholder received after amendment of shares authorized				0.78125 ordinary shares for every ordinary share previously held
Preference share, shares authorized						1,000,000
Preference share, par value	$ 0.000128	$ 0.000128	$ 0.000128
Number of authorized preference shares after amendment		781,250				781,250
Amended preference shares par value		$ 0.000128				$ 0.000128
Increased number of ordinary shares due to one for two stock consolidation					100,000,000
Assets measured at fair value on non-recurring basis
Liabilities measured at fair value on non-recurring basis
Accrued product liability
Scenario, Previously Reported [Member]
Schedule of Significant Accounting Policies [Line Items]
Ordinary share, shares authorized						50,000,000
Ordinary share, par value						$ 0.0001
Preference share, par value						$ 0.0001